Supplemental Cash Flow Information - Schedule of Supplemental Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended
	Jun. 28, 2014	Jun. 29, 2013	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Jan. 30, 2012 Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Continental Cement Company, L.L.C. [Member]
Cash payments:
Cash paid for interest	$ 25,881	$ 31,439	$ 52,001	$ 36,357	$ 41,790		$ 11,488	$ 7,353	$ 12,946
Income taxes	1,320	653	457	799	5,608
Non cash financing activities:
Proceeds on borrowings due to Summit Materials						156,800		156,842
Repayment by Summit Materials of long-term debt and accrued interest								$ (156,842)